Equity - Summary of equity surplus explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of Equity Surplus [Line Items]
Regulatory capital	S/ 1,038,017	S/ 1,038,017	S/ 1,038,017
Interseguro [Member]
Disclosure of Equity Surplus [Line Items]
Regulatory capital	1,370,151	1,338,237
Solvency equity (solvency margin)	698,409	714,875
Guarantee fund	455,253	250,207
Surplus	S/ 216,489	S/ 373,155